Document and Entity Information	Jan. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2024
Entity File Number	001-37983
Entity Registrant Name	TechnipFMC plc
Entity Central Index Key	0001681459
Entity Incorporation, State or Country Code	X0
Entity Tax Identification Number	98-1283037
Entity Address, Address Line One	One Subsea Lane
Entity Address, Address Line Two	Houston
Entity Address, City or Town	Texas
Entity Address, Country	US
Entity Address, Postal Zip Code	77044
City Area Code	+1 281
Local Phone Number	591-4000
Title of 12(b) Security	Ordinary shares, $1.00 par value per share
Trading Symbol	FTI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false